S000031838 [Member] Investment Objectives and Goals - iShares MSCI USA Min Vol Factor ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI USA MIN VOL FACTOR ETF Ticker: USMVStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.